Concentration and Risks (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 21, 2005	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration and Risks
Cash and cash equivalents, restricted cash and time deposits and short term investments subject to such government controls.		¥ 5,384,769	¥ 1,646,275
Percentage of minimum appreciation of domestic currency against foreign currency	15.00%
Minimum term of appreciation of domestic currency against foreign currency	3 years
Percentage of appreciation of domestic currency (RMB) against foreign currency(US$)		6.50%			5.80%
Percentage of depreciation of peoples domestic currency (RMB) against foreign currency(US$)			1.60%	5.00%